Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Subsidiaries [Abstract]
Subsidiaries
The subsidiaries of the Group at the reporting date are as follows:

			Ownership interest
Subsidiaries	Country of incorporation	Principal activity	2025%	2024%	2023%
9474-9454 Québec Inc.	Canada	Exploration	100	100	100
North American Lithium Inc. (1)	Canada	Lithium mining and processing	75	75	75
Sayona East Kimberley Pty Ltd	Australia	Exploration	100	100	100
Sayona Inc.	Canada	Administrative services	100	100	100
Sayona International Pty Ltd	Australia	Investment holding company	100	100	100
Sayona Lithium Pty Ltd	Australia	Exploration	100	100	100
Sayona North Inc.	Canada	Exploration	100	100	100
Sayona Québec Inc. (1)	Canada	Investment holding company	75	75	75
Shock MergeCo Inc. (2)	United States	Investment holding company	100	—	—

(1)	Non-controlling ownership interest of 25 per cent is held by Piedmont Lithium Québec Holdings Inc.
(2)	Shock MergeCo Inc. was incorporated on 14 November 2024.